Equity (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of classes of share capital [text block] [Abstract]
Disclosure of Detailed Information About Equity Explanatory [Table Text Block]
Number of
Shares (issued and outstanding)

Balance as of January 1, 2018	(*) 120,185,659

Issuance of shares and warrants	9,696,960
Exercise of share options	310,180
ADS granted	222,000

Balance as of December 31, 2018	(*) 130,414,799

Issuance of shares and warrants (see Note 8.5)	93,673,000

Balance as of December 31, 2019	(*) 224,087,799
(*)	Net of 2,641,693 treasury shares of the Company, held by the Company.